Related parties (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Catering expenses	₨ 490	₨ 481	₨ 454
Civil works	262	380	13
Contributions towards social development	744	626	587
Research and development services received	164	277	214
Hotel expenses	61	53	67
Facility management services	46	46	46
Lease rentals paid	41	39	37
Salaries to relatives of Key Management Personnel	28	21	15
Lease rentals received	1	1	1
Professional consultancy services paid	0	0	3
Procurement of goods	88	58	0
Sale of goods	8	8	0
Sale of assets	0	1	0
Investment in O2 Renewable Energy IX Private Limited	51	296	12
Dividend income	0	0	445
Purchase of Solar power	225	145	123
Investment in Clean Renewable Energy KK2A Private Limited	0	21	0
Sale of goods	190	67	21
Research and development services provided	0	0	83
Others	₨ 0	₨ 0	₨ 1